Additional information on the consolidated statements of income (loss)	12 Months Ended
Dec. 31, 2020
Additional information on the consolidated statements of income (loss) [Abstract]
Additional information on the consolidated statements of income (loss) [Text Block]

27. Additional information on the consolidated statements of income (loss)

	2020	2019
	$	$
Revenues

Royalty interests	111,305	97,146
Stream interests	45,269	42,976
Offtake interests	57,056	252,477
	213,630	392,599

Cost of sales

Royalty interests	512	272
Stream interests	8,988	13,437
Offtake interests	54,200	249,172
	63,700	262,881

	2020	2019
	$	$
Operating expenses by nature

Impairment of assets	26,300	243,576
Depletion and depreciation	46,904	48,270
Employee benefit expenses (see below)	20,142	20,701
Professional fees	7,631	3,453
Insurance costs	1,820	812
Communication and promotional expenses	1,265	1,006
Rent and office expenses	1,052	828
Public company expenses	971	822
Travel expenses	413	1,108
Gain on disposal of stream and offtake interests	—	(7,636)
Deemed listing fees of Osisko Development (Note 7)	1,751	—
Cost recoveries from associates	(618)	(595)
Other expenses	596	599
	108,227	312,944
Employee benefit expenses

Salaries and wages	12,282	15,122
Share-based compensation	9,361	8,328
Cost recoveries from associates	(1,501)	(2,749)
	20,142	20,701

Other gains (losses), net

Change in fair value of financial assets at fair value through profit and loss	2,386	(1,089)
Net gain (loss) on dilution of investments in associates (Note 14)	10,381	(3,687)
Net gain on acquisition of investments(i)	3,827	1,006
Net gain (loss) on disposal of investments(ii)	5,357	(27,391)
Impairment of an investment in an associate (Note 14)	—	(12,500)
Impairment of other investments	(7,998)	(4,724)
Other	(331)	—
	13,622	(48,385)

(i) Represents changes in the fair value of the underlying investments between the respective subscription dates and the closing dates.

(ii) In 2019, the net loss on disposal of investments includes the net losses realized on the deemed disposal of associates (Note 14).